Investments (Tables)	12 Months Ended
Dec. 31, 2016
Private Equity Funds [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
A summary of the Company's investment in the private equity funds as of December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
ECP II	$933	$983
Discovery Fund	7,463	6,632
Glisco II	6,897	6,091
Glisco III	529	5,786
CSI Capital	—	35
Trilantic IV	211	2,829
Trilantic V	5,709	4,117
Total Private Equity Funds	$21,742	$26,473

Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
A summary of the Company's other investments accounted for under the equity method of accounting as of December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
G5 ǀ Evercore	$26,016	$20,730
ABS	38,982	41,567
Atalanta Sosnoff	14,719	23,990
Total	$79,717	$86,287